Property, Plant and Equipment, net (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Land	Buildings	Plant and equipment	Capital works projects	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
Cost

Balance at July 1, 2016	15,503	39,801	82,248	3,085	140,637
Additions	89	1,498	7,891	(240)	9,238
Disposals and transfers to other asset classes	(1,073)	(8,266)	(2,334)	(4)	(11,677)
Exchange difference	413	508	2,279	92	3,292
Balance at June 30, 2017	14,932	33,541	90,084	2,933	141,490
Additions	392	2,680	8,404	(129)	11,347
Added as part of a business combination	-	9	570	-	579
Impairment	-	(762)	-	-	(762)
Disposals and transfers to other asset classes	(120)	(87)	(1,793)	-	(2,000)
Exchange difference	(996)	(1,165)	(5,602)	(218)	(7,981)
Balance at June 30, 2018	14,208	34,216	91,663	2,586	142,673

Accumulated depreciation and impairment losses

Balance at July 1, 2016	-	4,476	43,266	-	47,742
Depreciation for the year	-	917	4,912	-	5,829
Depreciation recovered to cost of sales	-	-	965	-	965
Disposals and transfers to other asset classes	-	(847)	(3,123)	-	(3,970)
Exchange difference	-	40	1,245	-	1,285
Balance at June 30, 2017	-	4,586	47,265	-	51,851
Depreciation for the year	-	923	5,436	-	6,359
Depreciation recovered to cost of sales	-	116	1,057	-	1,173
Disposals and transfers to other asset classes	-	(58)	(1,290)	-	(1,348)
Exchange difference	-	(193)	(2,972)	-	(3,165)
Balance at June 30, 2018	-	5,374	49,496	-	54,870

Carrying amounts
At June 30, 2017	14,932	28,955	42,817	2,933	89,639
At June 30, 2018	14,208	28,842	42,167	2,586	87,803